Vessels and Other Fixed Assets, Net (Details) (USD $)	12 Months Ended				52 Months Ended			12 Months Ended	36 Months Ended					0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended			56 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Star Big (ex-Big Fish)	Nov. 30, 2015 Star Big (ex-Big Fish)	Dec. 31, 2013 Star Big (ex-Big Fish)	Jul. 25, 2011 Star Big (ex-Big Fish)	Dec. 31, 2011 Star Mega (ex-Megalodon)	Aug. 31, 2014 Star Mega (ex-Megalodon)	Dec. 31, 2013 Star Mega (ex-Megalodon)	Aug. 16, 2011 Star Mega (ex-Megalodon)	Dec. 31, 2011 Star Borealis and Star Polaris	Sep. 09, 2011 Star Borealis and Star Polaris	Jun. 28, 2013 Star Borealis	Dec. 31, 2011 Star Borealis	Dec. 31, 2013 Star Borealis	Dec. 31, 2011 Star Polaris	Dec. 31, 2013 Star Polaris	Dec. 31, 2013 Star Ypsilon	Dec. 31, 2012 Star Ypsilon	Dec. 31, 2011 Star Ypsilon	Mar. 09, 2012 Star Ypsilon	Dec. 31, 2013 Star Sigma	Dec. 31, 2012 Star Sigma	Dec. 31, 2011 Star Sigma	Oct. 29, 2013 Star Sigma	Apr. 10, 2013 Star Sigma	Jan. 04, 2012 Star Sigma	Dec. 31, 2013 Star Challenger	Nov. 05, 2013 Star Challenger	Dec. 31, 2013 Star Fighter	Nov. 05, 2013 Star Fighter
Vessels [Line Items]
Aggregate acquisition price							$ 27,800,000				$ 23,700,000		$ 106,880,000																	$ 28,760,000		$ 28,760,000
Gross daily charter rate					25,000				24,500					24,750												38,000
Delivery date				Jul. 25, 2011				Aug. 16, 2011							Sep. 09, 2011		Nov. 14, 2011			Mar. 09, 2012			Apr. 10, 2013						Dec. 12, 2013		Dec. 30, 2013
Dry-docking expenses capitalized							1,780,000
Other expenses capitalized							41,000				160,000	1,901,000																		299,000		293,000
Metric tons of fuel oil																						667						1,027
Contracted sale price																						9,126,000					9,044,000
Vessel impairment loss	0	303,219,000	62,020,000																		30,754,000			3,205,000	31,266,000
Address commission																				3.00%			3.00%
Brokerage commission																				2.00%			1.00%						1.00%		1.00%
Carrying amount of vessel																				11,152,000			8,354,000
Loss on sale of vessel	$ 87,000	$ 3,190,000	$ 0																$ 3,190,000				$ 87,000
DWT						168,404				170,631						179,678		179,600	150,940				184,403						61,462		61,455